Stock-based Compensation - Share Based Compensation Expense Charged to Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total costs charged to operations	$ 12,484	$ 777
Plan modification, incremental cost	7,784
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total costs charged to operations	7,797	398
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total costs charged to operations	$ 4,687	$ 379